Statements of Recognized Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT FOR THE YEAR	€ 9,315	€ 8,207	€ 7,486
OTHER RECOGNIZED INCOME AND EXPENSE	(1,899)	(7,320)	(303)
Total items that will not be reclassified to profit or loss	332	(88)	(806)
Actuarial gains and losses on defined benefit pension plans	618	(157)	(1,172)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	1	1	(1)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(174)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	109
Income tax relating to items that will not be reclassified to profit or loss	(222)	68	367
Total items that may be reclassified to profit or loss	(2,231)	(7,232)	503
Hedges of net investments in foreign operations (Effective portion)	(2)	614	(1,329)
Revaluation gain (losses)	(2)	614	(1,330)
Amounts transferred to income statement			1
Exchanges differences	(1,874)	(8,014)	676
Revaluation gains (losses)	(1,874)	(8,014)	682
Amounts transferred to income statement			(6)
Cash flow hedges (Effective portion)	174	(441)	495
Revaluation gains (losses)	491	501	6,231
Amounts transferred to income statement	(317)	(942)	(5,736)
Financial assets available-for-sale		683	1,326
Revaluation gains (losses)		1,137	2,192
Amounts transferred to income statement		(454)	(866)
Debt instruments at fair value with changes in other comprehensive income	(591)
Revaluation gains (losses)	(29)
Amounts transferred to income statement	(562)
Share of other recognized income and expense of investments	(77)	(70)	80
Income tax relating to items that may be reclassified to profit or loss	139	(4)	(745)
Total recognized income and expenses	7,416	887	7,183
Comprehensive income, attributable to non-controlling interests	1,396	1,005	1,656
Comprehensive income, attributable to the parent	€ 6,020	€ (118)	€ 5,527